Filed with the Securities and Exchange Commission on March 7, 2016

1933 Act Registration File No. 333-117063

1940 Act File No. 811-21597

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

(Check appropriate box or boxes.)

PRIMECAP Odyssey Funds

(Exact Name of Registrant as Specified in Charter)

225 South Lake Avenue, Suite 400

Pasadena, CA 91101-3005

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 304-9222

Michael J. Ricks, Secretary

225 South Lake Avenue, Suite 400

Pasadena, CA 91101-3005

(Name and Address of Agent for Service)

Copy to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 21 to the Company’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 20 on Form N-1A filed on February 25, 2016. This PEA No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 20 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post Effective Amendment No. 21 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pasadena, the State of California, on this 7th day of March, 2016.

PRIMECAP ODYSSEY FUNDS

/s/ Joel P. Fried
Joel P. Fried
Co-Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on March 7, 2016.

Name	Title

/s/ Joel P. Fried	Co-Chief Executive Officer, Trustee (Principal Executive Officer)
Joel P. Fried

/s/ Theo A. Kolokotrones*	Co-Chief Executive Officer (Principal Executive Officer)
Theo A. Kolokotrones

/s/ Alfred W. Mordecai*	Co-Chief Executive Officer (Principal Executive Officer)
Alfred W. Mordecai

/s/ Benjamin F. Hammon*	Trustee
Benjamin F. Hammon

/s/ Wayne H. Smith*	Trustee
Wayne H. Smith

/s/ Joseph G. Uzelac*	Trustee
Joseph G. Uzelac

/s/ Elizabeth D. Obershaw*	Trustee
Elizabeth D. Obershaw

/s/ Michael J. Ricks*	Chief Financial Officer and Secretary (Principal Financial Officer)
Michael J. Ricks

/s/ Joel P. Fried
*Joel P. Fried

Attorney-in-Fact pursuant to Powers of Attorney previously filed with the Registrant’s Registration Statement.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

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